Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 14,836	Royalties	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	Denver-Julesburg Basin [Member]	Oil And Natural Gas [Member]	Well
#: 2
	$ 219	Fees	UNITED STATES	snj:US-CO	U.S. Federal Government [Member]	Denver-Julesburg Basin [Member]	Oil And Natural Gas [Member]	Well